LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of operating leases future minimum lease payments
Years Ending December 31,	Amount
2026	$28,516
2027	33,936
2028	34,051
2029	32,017
2030	31,697
Thereafter	29,273
Total undiscounted cash flows	$189,490
Less: Imputed interest	$(20,723)
Present value of lease liabilities	$168,767

Schedule of supplemental balance sheet information
	Year ended December 31
	2025	2024
Weighted-average remaining lease term	5.8 years	5.2 years
Weighted-average discount rate	4.0%	4.2%